Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

11. Stock-Based Compensation

From time to time, we issue stock options and restricted stock as compensation for services rendered by our directors and employees.

Restricted Stock

On January 6, 2022 and February 15, 2021, we issued 8,097 shares and 12,207 shares, respectively, of restricted common stock to our directors as part of their annual compensation plan. The grants of restricted common stock were made outside the 2015 Plan and were not subject to vesting. Stock compensation of $57,500 was recorded on the issuance of the common stock for the three months ended March 31, 2022 and 2021.

Stock Options

We did not make any stock option grants during the three months ended March 31, 2022 or 2021. Stock-based compensation for options was $22,960 and $23,098 during the three months ended March 31, 2022 and 2021, respectively.

A summary of stock option activity during the three months ended March 31, 2022 and 2021 is as follows:

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value
Outstanding at January 1, 2022	144,860	$5.61	8 years	$19,200

Outstanding at March 31, 2022	144,860	$5.61	8 years	$19,200

Exercisable at March 31, 2022	68,335	$7.32	7 years	$19,200

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value
Outstanding at January 1, 2021	145,360	$5.61	9 years	$19,200

Outstanding at March 31, 2021	145,360	$5.61	9 years	$19,200

Exercisable at March 31, 2021	41,560	$9.34	8 years	$19,200

As of March 31, 2022 and December 31, 2021, there was $207,660 and $230,620, respectively, of total unrecognized compensation costs related to stock options granted under our stock option agreements. The unrecognized compensation cost is expected to be recognized over a weighted-average period of two years. The total fair value of stock options that vested during the three months ended March 31, 2022 and 2021 was $10,238 and $10,800, respectively.

14. Stock-Based Compensation

From time to time, we issue stock options and restricted stock as compensation for services rendered by our directors and employees.

Restricted Stock

On February 15, 2021 and January 2, 2020, we issued 12,207 shares and 16,429 shares, respectively, of restricted common stock to our directors as part of their annual compensation plan. The grants of restricted common stock were made outside the 2015 Plan and were not subject to any vesting conditions. Stock compensation of $57,500 was recorded for the years ended December 31, 2021 and 2020.

Stock Options

We did not make any stock option grants during 2021. The weighted-average grant date fair value of options granted during 2020 was $3.30. Stock-based compensation for options was $92,253 and $58,770, during the years ended December 31, 2021 and 2020, respectively.

A summary of stock option activity during the years ended December 31, 2021 and 2020 is as follows:

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value
Outstanding at January 1, 2021	145,360	$5.61	9 years	$19,200
Forfeited and expired	(500)	6.50

Outstanding at December 31, 2021	144,860	$5.61	8 years	$19,200

Exercisable at December 31, 2021	66,060	$7.35	8 years	$19,200

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value
Outstanding at January 1, 2020	46,860	$9.02	9 years	19,200
Granted	99,000	4.00
Forfeited and expired	(500)	6.50
Outstanding at December 31, 2020	145,360	$5.61	9 years	$19,200

Exercisable at December 31, 2020	39,160	$9.51	8 years	$19,200

As of December 31, 2021 and 2020, there was $230,620 and $322,874, respectively, of total unrecognized compensation costs related to stock options granted under our stock option agreements. The unrecognized compensation cost is expected to be recognized over a weighted-average period of three years. The total fair value of stock options that vested during the years ended December 31, 2021, and 2020 was $91,913 and $16,650, respectively.

Issues of Stock-Based Compensation

The following represent grants of stock options, including the fair value recognized or to be recognized over the requisite service period:

Grant date	Shares granted (canceled)	Exercise price	Date fully vested	Fair value

February 10, 2016	4,200	$48.00	February 10, 2020	$174,748
December 6, 2016	2,000	38.00	December 6, 2020	63,937
September 25, 2017	15,000	15.00	September 25, 2019	194,149
September 25, 2017	10,000	19.00	September 25, 2019	126,862
January 30, 2019	250	45.00	January 30, 2019	885
March 11, 2019	(33,200)	-	-	-
March 11, 2019	33,200	6.50	December 6, 2020	24,898	(1)
March 11, 2019	10,100	6.50	March 11, 2023	44,591
September 2, 2020	99,000	4.00	September 2, 2024	327,181

(1)	Represents incremental fair value of replacement shares compared to canceled shares.

The weighted average estimated values of director and employee stock option grants, as well as the weighted average assumptions that were used in calculating such values during the years ended December 31, 2021 and 2020, were based on estimates at the date of grant as follows:

	April 30,	January 1,	February 10,
	2015 Grant	2016 Grant	2016 Grant
Risk-free interest rate	1.43%	1.76%	1.15%
Weighted average expected term	5 years	5 years	5 years
Expected volatility	143.10%	134.18%	132.97%
Expected dividend yield	0.00%	0.00%	0.00%

	December 6,	September 25,	January 30,
	2016 Grant	2017 Grant	2019 Grant
Risk-free interest rate	1.84%	1.85%	2.54%
Weighted average expected term	5 years	5 years	5 years
Expected volatility	123.82%	130.79%	115.80%
Expected dividend yield	0.00%	0.00%	0.00%

	March 11,	September 2,
	2019 Grant	2020 Grant
Risk-free interest rate	2.44%	0.26%
Weighted average expected term	5 years	5 years
Expected volatility	116.46%	121.33%
Expected dividend yield	0.00%	0.00%